Inventories - Summary of Detailed Information of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Oil, gas and chemicals	$ 22,654		$ 19,516
Materials	1,417		1,601
Total	$ 24,071	$ 21,117	$ 21,117